SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Short-term Bank Credit And Long-term Loans From Banks, Shareholders and Others [Text Block]
NOTE 9:-	SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS

Classified by currency, linkage terms and annual interest rates, the credit and loans are as follows:

	Interest rate		December 31,
	2014	2013	2014	2013
	%
Short-term bank credit and loans:
In Dollars	2.85 - 4	2.85 - 4	$738	$2,133
Linked to Dollars	-	LIBOR + 4.25	-	500
In other currencies	16-17	16-17	105	37

			843	2,670
Current maturities of long-term loans from banks, shareholders and others:
In, or linked to Dollars	LIBOR + 2	LIBOR + 2	667	600
In NIS - variable interest	Prime + 0.9-1.4	Prime + 0.9-1.4	4,333	3,564
In NIS	3.8 - 6.55	3.8 - 6.55	1,440	3,142
In other currencies	6	6	196	667

			6,635	7,973

			$7,478	$10,643

Unutilized credit lines			$9,257	$6,306